Note 5 - Segment Information - Schedule of Noncurrent Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Noncurrent assets	€ 1,037	€ 1,691	[1]
FINLAND
Statement Line Items [Line Items]
Noncurrent assets	0	291
GERMANY
Statement Line Items [Line Items]
Noncurrent assets	€ 1,037	€ 1,400

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.